RELATED PARTY TRANSACTIONS AND BALANCES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related party transaction
Allowance for expected credit losses	¥ (17)		¥ (18)
Total	150		178
Due to related party	197		132
Loan payment	5	$ 1	15	¥ 87
Sheen Star
Related party transaction
Amounts due from related parties	33		52
Sheen Star | Service fee
Related party transaction
Revenue from related parties	5		4	4
Sheen Star | Interest income
Related party transaction
Interest income from related party	0		1	8
CREATER | Interest income
Related party transaction
Interest income from related party				6
Zhuchuang
Related party transaction
Amounts due from related parties	27		27
Trip.com
Related party transaction
Amounts due from related parties	17		22
Due to related party	44		48
Trip.com | Service fee
Related party transaction
Revenue from related parties	62		66	41
Trip.com | Commission expenses
Related party transaction
Expenses with related parties	99		78	72
Trip.com | Lease expenses
Related party transaction
Expenses with related parties	19		18	18
China Hospitality JV. | Service fee
Related party transaction
Revenue from related parties	2		1	6
China Hospitality JV. | Early termination compensation
Related party transaction
Expenses with related parties			26
Cjia Group
Related party transaction
Amounts due from related parties	29		22
Due to related party	101		42
Cjia Group | Service fee
Related party transaction
Expenses with related parties			17	6
Cjia Group | Lease expenses
Related party transaction
Expenses with related parties	12
Cjia Group | Goods sold and service provided
Related party transaction
Revenue from related parties	11		18	21
Cjia Group | Sublease Income
Related party transaction
Revenue from related parties	6		9	14
Cjia Group | Early termination compensation
Related party transaction
Expenses with related parties			8
Cjia Group | Purchase of property, plant and equipment
Related party transaction
Expenses with related parties			11
Cjia Group | Business Acquisition Of CitiGo [Member]
Related party transaction
Expenses with related parties	783
Cjia Group | Business acquisition
Related party transaction
Expenses with related parties	51
Huali Jinshi
Related party transaction
Due to related party	47		29
Huali Jinshi | Service fee
Related party transaction
Expenses with related parties	42		41	99
Accor
Related party transaction
Amounts due from related parties			1
Due to related party			8
Accor | Service fee
Related party transaction
Revenue from related parties	3		3	9
Accor | Brand use fee, reservation fee and other related service fee
Related party transaction
Expenses with related parties	22		17	28
Lianquan
Related party transaction
Amounts due from related parties	49		58
Loan payment				32
Lianquan | Sublease Income
Related party transaction
Revenue from related parties	10		12	7
Others
Related party transaction
Amounts due from related parties	12		14
Due to related party	5		5
Smart Lodging
Related party transaction
Loan payment				¥ 30
Hitone
Related party transaction
Loan payment	5
ASU 2016-13
Related party transaction
Credit allowance	¥ 17		¥ 18